COMMITMENTS AND CONTINGENCIES (Schedule of Commitments Not Disclosed in Financial Statements) (Details) $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($)
Disclosure of finance lease and operating lease by lessor [line items]
Operating leases	$ 2,612
Within a year [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating leases	854
1-5 years [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating leases	1,758
After 5 years [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating leases